                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                       PROSPECTUSES DATED APRIL 30, 2012,
                         MAY 1, 2011 (AS SUPPLEMENTED),
                        AND MAY 1, 2009 (AS SUPPLEMENTED)

This supplement applies to the following prospectuses:

     . the prospectus dated April 30, 2012 for the Series C (offered on and after October 7, 2011) variable annuity contract issued by MetLife Investors USA Insurance Company;

     . the prospectus dated April 30, 2012 for the Series C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by MetLife Investors USA Insurance Company;

     . the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7, 2011) variable annuity contract issued by First MetLife Investors Insurance Company;

     . the prospectus dated May 1, 2009 (as supplemented) for the Class C variable annuity contract issued by MetLife Investors Insurance Company (collectively with MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company, the "Companies").

Effective as of March 19, 2002 (October 31, 2002 for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Series C and Class C contracts during the Accumulation Phase. This suspension is based on the authority granted to the Companies under the terms of the contracts and on the fact that the interest rate currently credited on Account Values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                  Series/Class C
                                                                      SUPP-FXC12

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2011 (as supplemented) for the Class C (offered between September 4, 2001 and October 7,
2011) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In "PURCHASE" section of the prospectus, add the following to the end of the "Termination for Low Account Value" paragraph:

   We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/income base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

In the "PURCHASE" section, replace the "Investment Allocation Restrictions for GMIB Max" with the following:

   INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB MAX

   If you elect the GMIB Max rider, you may allocate your purchase payments and account value among the following investment portfolios:

       (a) AllianceBernstein Global Dynamic Allocation Portfolio

       (b) AQR Global Risk Balanced Portfolio

       (c) BlackRock Global Tactical Strategies Portfolio

       (d) Invesco Balanced-Risk Allocation Portfolio

       (e) JPMorgan Global Active Allocation Portfolio

                                                                    SUPP-CNY412

       (f)MetLife Balanced Plus Portfolio

       (g)Schroders Global Multi-Asset Portfolio

   In addition, you may allocate purchase payments and account value to the Pyramis(R) Government Income Portfolio. No other investment portfolios are available with the GMIB Max rider.

   The investment portfolios listed above (other than the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max rider are not selected may offer the potential for higher returns. Before you select the GMIB Max rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max rider meet your investment objectives and risk tolerance.

   If you elect the GMIB Max rider, you may not participate in the Dollar Cost Averaging (DCA) program.

   RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If the GMIB Max rider terminates (see "Living Benefits - Guaranteed Income Benefits - Terminating the GMIB Max or GMIB Plus III Rider"), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent purchase payments or transfer account value to any of the available investment portfolios.

   POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing contracts with the GMIB Max rider to make subsequent purchase payments if: (a) the GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max rider offered to new customers (for example, if we change the GMIB Max rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GMIB Max rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the investment portfolios listed above under "Investment Allocation Restrictions for GMIB Max."

   CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If we received your application and necessary information, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011 and on or before October 7, 2011, and you elected the GMIB Max rider, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in good order, before the close of the New York Stock Exchange on February 24, 2012.

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus III and Lifetime Withdrawal Guarantee II," replace the bullet item under option (A) with the following:

     . 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or BlackRock Money Market Portfolio (you may not allocate purchase payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I and Lifetime Withdrawal Guarantee II," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------
   American Funds(R) Bond Portfolio
   Barclays Capital Aggregate Bond Index Portfolio
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management U.S. Government Portfolio

   Platform 2
   ----------
   AllianceBernstein Global Dynamic Allocation Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) International Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Davis Venture Value Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Janus Forty Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio

   Legg Mason ClearBridge Aggressive Growth Portfolio
   Loomis Sayles Global Markets Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Franklin Mutual Shares Portfolio
   Met/Franklin Templeton Founding Strategy Portfolio
   MetLife Aggressive Strategy Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Defensive Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MSCI EAFE(R) Index Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Rainier Large Cap Equity Portfolio
   Schroders Global Multi-Asset Portfolio
   SSgA Growth and Income ETF Portfolio
   SSgA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Van Kampen Comstock Portfolio

   Platform 3
   ----------
   Goldman Sachs Mid Cap Value Portfolio
   Lazard Mid Cap Portfolio
   Lord Abbett Mid Cap Value Portfolio
   Met/Artisan Mid Cap Value Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Turner Mid Cap Growth Portfolio

   Platform 4
   ----------
   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Eaton Vance Floating Rate Portfolio
   Met/Templeton International Bond Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   RCM Technology Portfolio
   Russell 2000(R) Index Portfolio
   Third Avenue Small Cap Value Portfolio
   Van Eck Global Natural Resources Portfolio

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "Met Investors Series Trust (Class B or, as noted, Class C)" through "Met Investors Series Trust - GMIB Max Portfolios (Class B)" with the following:

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

       AllianceBernstein Global Dynamic Allocation Portfolio American Funds(R) Bond Portfolio (Class C)
       American Funds(R) Growth Portfolio (Class C)
       American Funds(R) International Portfolio (Class C) AQR Global Risk Balanced Portfolio
       BlackRock Global Tactical Strategies Portfolio BlackRock High Yield Portfolio
       Clarion Global Real Estate Portfolio
       Goldman Sachs Mid Cap Value Portfolio
       Harris Oakmark International Portfolio
       Invesco Balanced-Risk Allocation Portfolio
       Invesco Small Cap Growth Portfolio
       Janus Forty Portfolio
       JPMorgan Global Active Allocation Portfolio
       Lazard Mid Cap Portfolio
       Legg Mason ClearBridge Aggressive Growth Portfolio Loomis Sayles Global Markets Portfolio
       Lord Abbett Bond Debenture Portfolio
       Lord Abbett Mid Cap Value Portfolio
       Met/Eaton Vance Floating Rate Portfolio
       Met/Franklin Low Duration Total Return Portfolio Met/Franklin Mutual Shares Portfolio
       Met/Templeton International Bond Portfolio*
       MetLife Balanced Plus Portfolio
       MFS(R) Emerging Markets Equity Portfolio
       MFS(R) Research International Portfolio
       PIMCO Inflation Protected Bond Portfolio
       PIMCO Total Return Portfolio
       Pioneer Fund Portfolio
       Pioneer Strategic Income Portfolio (Class E)
       Pyramis(R) Government Income Portfolio
       Rainier Large Cap Equity Portfolio

       RCM Technology Portfolio
       Schroders Global Multi-Asset Portfolio
       T. Rowe Price Large Cap Value Portfolio
       T. Rowe Price Mid Cap Growth Portfolio
       Third Avenue Small Cap Value Portfolio
       Turner Mid Cap Growth Portfolio
       Van Kampen Comstock Portfolio

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

   METROPOLITAN SERIES FUND

   Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

       Barclays Capital Aggregate Bond Index Portfolio (Class G)
       BlackRock Money Market Portfolio (Class B)
       Davis Venture Value Portfolio (Class E)
       Jennison Growth Portfolio (Class B)
       Met/Artisan Mid Cap Value Portfolio (Class B)
       Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
       MetLife Stock Index Portfolio (Class B)
       MSCI EAFE(R) Index Portfolio (Class G)
          (formerly Morgan Stanley EAFE(R) Index Portfolio)
       Russell 2000(R) Index Portfolio (Class G)
       Van Eck Global Natural Resources Portfolio (Class B)*
       Western Asset Management U.S. Government Portfolio (Class B)

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

   MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

       MetLife Defensive Strategy Portfolio
       MetLife Moderate Strategy Portfolio
       MetLife Balanced Strategy Portfolio
       MetLife Growth Strategy Portfolio
       MetLife Aggressive Strategy Portfolio

   MET INVESTORS SERIES TRUST - AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:

       American Funds(R) Moderate Allocation Portfolio
       American Funds(R) Balanced Allocation Portfolio
       American Funds(R) Growth Allocation Portfolio

   MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

       Met/Franklin Templeton Founding Strategy Portfolio

   MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

       SSgA Growth and Income ETF Portfolio
       SSgA Growth ETF Portfolio

In the "Transfers - Market Timing" section, replace the list of Monitored Portfolios in the second paragraph with the following:

   (i.e., the American Funds(R) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS(R) Emerging Markets Equity, MFS(R) Research International, MSCI EAFE(R) Index, Pioneer Strategic Income, Russell 2000(R) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios)

In the "Transfers - Market Timing" section, replace the last three paragraphs with the following:

   The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

   In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

In the "Dollar Cost Averaging Program" section, delete the last sentence of the first paragraph and replace the second paragraph with the following:

   We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

In the "Dollar Cost Averaging Program" section, replace the fourth paragraph with the following:

   If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. If you make such an additional purchase payment, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA program. Any purchase payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or GMAB rider.

3. EXPENSES

In the "Guaranteed Minimum Income Benefit - Rider Charge" section, add the following:

   If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your income base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the income base, applicable after the contract anniversary on which the Optional Step-Up occurs.

In the "Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge" section, add the following:

   For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

   For contracts issued with the Lifetime Withdrawal Guarantee I rider, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

4. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, add the following to the end of the second paragraph (which discusses substantially equal periodic payments):

   If you own an annuity contract with a Guaranteed Minimum Income Benefit
   (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any income base may be considered an impermissible modification of the payment stream under certain circumstances.

5. LIVING BENEFITS

In the "LIVING BENEFITS" section, under the "Description of GMIB Max and GMIB Plus III" heading, replace item (b) under "Income Base" with the following:

    (b)Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:

       (i)is purchase payments accumulated at the annual increase rate (as defined below) from the date the purchase payment is made; and

      (ii)is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

Under the "Description of GMIB Max and GMIB Plus III" heading, disregard the "Investment Allocation Restrictions" section in the prospectus. Instead, refer to the "Purchase" section of this prospectus supplement (above).

Under the "Description of GMIB Max and GMIB Plus III" heading, replace the last paragraph under the "Guaranteed Principal Option" subheading with the following:

   The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX OR GMIB PLUS III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The investment allocation restrictions described above (in the "Purchase" section of this prospectus supplement) will no longer apply. The variable annuity contract, however, will continue.

Under the "Description of GMIB Max and GMIB Plus III" heading, replace the "Terminating the GMIB Max or GMIB Plus III Rider" section with the following:

   TERMINATING THE GMIB MAX OR GMIB PLUS III RIDER. Except as otherwise provided in the GMIB Max or GMIB Plus III rider, each rider will terminate upon the earliest of:

       a) The 30th day following the contract anniversary prior to your 91st birthday;

       b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

       c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

       d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

       e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

       f) The effective date of the Guaranteed Principal Option; or

       g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

   Under our current administrative procedures, we will waive the termination of the GMIB Max or GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

   When the GMIB Max or GMIB Plus III rider terminates, the corresponding GMIB Max or GMIB Plus III rider charge terminates and the GMIB Max or GMIB Plus III investment allocation restrictions, described above, will no longer apply.

Under the "Description of the Lifetime Withdrawal Guarantee I" heading, replace the sentence under the "Termination" paragraph with the following:

   TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.

Under the "Description of the Lifetime Withdrawal Guarantee I" heading, replace the "Investment Allocation Restrictions" paragraph with the following:

   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the following investment portfolios:

    (a)the AllianceBernstein Global Dynamic Allocation Portfolio

    (b)the American Funds(R) Balanced Allocation Portfolio

    (c)the American Funds(R) Growth Allocation Portfolio

    (d)the American Funds(R) Moderate Allocation Portfolio

    (e)the AQR Global Risk Balanced Portfolio

    (f)the BlackRock Global Tactical Strategies Portfolio

    (g)the BlackRock Money Market Portfolio

    (h)the Invesco Balanced-Risk Allocation Portfolio

    (i)the JPMorgan Global Active Allocation Portfolio

    (j)the MetLife Balanced Plus Portfolio

    (k)the MetLife Balanced Strategy Portfolio

    (l)the MetLife Defensive Strategy Portfolio

    (m)the MetLife Growth Strategy Portfolio

    (n)the MetLife Moderate Strategy Portfolio

    (o)the Met/Franklin Templeton Founding Strategy Portfolio

    (p)the Pyramis(R) Government Income Portfolio

    (q)the Schroders Global Multi-Asset Portfolio

    (r)the SSgA Growth and Income ETF Portfolio

    (s)the SSgA Growth ETF Portfolio

You may also elect to participate in the DCA program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

In the "LIVING BENEFITS" section, under the "Description of the Enhanced Guaranteed Withdrawal Benefit" heading, replace item (5) under "Termination of the Enhanced GWB Rider" with the following:

    (5)a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of owner or joint owner or annuitant, if a non-natural person owns the contract);

6. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the last paragraph under the "Distributor" heading:

   We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds(R) Bond Portfolio, the American Funds(R) Growth Portfolio, the American Funds(R) International Portfolio, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio, and the American Funds(R) Growth Allocation Portfolio.

In the "OTHER INFORMATION" section, replace the third paragraph under the "Requests and Elections" heading with the following:

   Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

7. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: 800-343-8496
Irvine,CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an Investment Portfolio)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.

                                                                               ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                              12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                   MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                      FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic Allocation
   Portfolio                                          0.64%    0.25%    0.12%    0.02%    1.03%      0.00%      1.03%
 American Funds(R) Bond Portfolio                     0.00%    0.55%    0.04%    0.36%    0.95%        --       0.95%
 American Funds(R) Growth Portfolio                   0.00%    0.55%    0.02%    0.34%    0.91%        --       0.91%
 American Funds(R) International Portfolio            0.00%    0.55%    0.06%    0.56%    1.17%        --       1.17%
 AQR Global Risk Balanced Portfolio                   0.63%    0.25%    0.30%    0.08%    1.26%      0.00%      1.26%
 BlackRock Global Tactical Strategies Portfolio       0.68%    0.25%    0.03%    0.16%    1.12%      0.00%      1.12%
 BlackRock High Yield Portfolio                       0.60%    0.25%    0.05%    0.00%    0.90%        --       0.90%
 Clarion Global Real Estate Portfolio                 0.61%    0.25%    0.06%    0.00%    0.92%        --       0.92%
 Goldman Sachs Mid Cap Value Portfolio                0.72%    0.25%    0.04%    0.00%    1.01%        --       1.01%
 Harris Oakmark International Portfolio               0.77%    0.25%    0.08%    0.00%    1.10%      0.02%      1.08%
 Invesco Balanced-Risk Allocation Portfolio           0.66%    0.25%    0.15%    0.10%    1.16%      0.00%      1.16%
 Invesco Small Cap Growth Portfolio                   0.85%    0.25%    0.03%    0.00%    1.13%      0.02%      1.11%
 Janus Forty Portfolio                                0.63%    0.25%    0.03%    0.00%    0.91%      0.01%      0.90%
 JPMorgan Global Active Allocation Portfolio          0.78%    0.25%    0.11%    0.00%    1.14%      0.00%      1.14%
 Lazard Mid Cap Portfolio                             0.69%    0.25%    0.06%    0.00%    1.00%        --       1.00%
 Legg Mason ClearBridge Aggressive Growth
   Portfolio                                          0.62%    0.25%    0.03%    0.00%    0.90%        --       0.90%
 Loomis Sayles Global Markets Portfolio               0.70%    0.25%    0.10%    0.00%    1.05%        --       1.05%
 Lord Abbett Bond Debenture Portfolio                 0.50%    0.25%    0.04%    0.00%    0.79%        --       0.79%
 Lord Abbett Mid Cap Value Portfolio                  0.67%    0.25%    0.06%    0.00%    0.98%      0.02%      0.96%
 Met/Eaton Vance Floating Rate Portfolio              0.60%    0.25%    0.08%    0.00%    0.93%        --       0.93%
 Met/Franklin Low Duration Total Return Portfolio     0.50%    0.25%    0.09%    0.00%    0.84%      0.03%      0.81%
 Met/Franklin Mutual Shares Portfolio                 0.80%    0.25%    0.07%    0.00%    1.12%      0.00%      1.12%
 Met/Templeton International Bond Portfolio           0.60%    0.25%    0.14%    0.00%    0.99%        --       0.99%
 MetLife Balanced Plus Portfolio                      0.27%    0.25%    0.02%    0.46%    1.00%      0.00%      1.00%
 MFS(R) Emerging Markets Equity Portfolio             0.92%    0.25%    0.17%    0.00%    1.34%        --       1.34%
 MFS(R) Research International Portfolio              0.68%    0.25%    0.09%    0.00%    1.02%      0.06%      0.96%
 PIMCO Inflation Protected Bond Portfolio             0.47%    0.25%    0.04%    0.00%    0.76%        --       0.76%
 PIMCO Total Return Portfolio                         0.48%    0.25%    0.03%    0.00%    0.76%        --       0.76%
 Pioneer Fund Portfolio                               0.64%    0.25%    0.05%    0.00%    0.94%      0.01%      0.93%
 Pioneer Strategic Income Portfolio                   0.58%    0.15%    0.06%    0.00%    0.79%        --       0.79%
 Pyramis(R) Government Income Portfolio               0.46%    0.25%    0.13%    0.00%    0.84%      0.00%      0.84%
 Rainier Large Cap Equity Portfolio                   0.66%    0.25%    0.03%    0.00%    0.94%      0.01%      0.93%
 RCM Technology Portfolio                             0.88%    0.25%    0.07%    0.00%    1.20%        --       1.20%
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                                                                               ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                              12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                                   MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                      FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
-----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CONTINUED)
 Schroders Global Multi-Asset Portfolio               0.66%    0.25%    0.12%    0.00%    1.03%      0.00%      1.03%
 T. Rowe Price Large Cap Value Portfolio              0.57%    0.25%    0.02%    0.00%    0.84%        --       0.84%
 T. Rowe Price Mid Cap Growth Portfolio               0.75%    0.25%    0.03%    0.00%    1.03%        --       1.03%
 Third Avenue Small Cap Value Portfolio               0.74%    0.25%    0.03%    0.00%    1.02%      0.01%      1.01%
 Turner Mid Cap Growth Portfolio                      0.79%    0.25%    0.05%    0.00%    1.09%      0.00%      1.09%
 Van Kampen Comstock Portfolio                        0.58%    0.25%    0.03%    0.00%    0.86%      0.01%      0.85%

METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index                0.25%    0.30%    0.03%    0.00%    0.58%      0.01%      0.57%
 Portfolio
 BlackRock Money Market Portfolio                     0.33%    0.25%    0.02%    0.00%    0.60%      0.01%      0.59%
 Davis Venture Value Portfolio                        0.70%    0.15%    0.03%    0.00%    0.88%      0.05%      0.83%
 Jennison Growth Portfolio                            0.62%    0.25%    0.02%    0.00%    0.89%      0.07%      0.82%
 Met/Artisan Mid Cap Value Portfolio                  0.81%    0.25%    0.03%    0.00%    1.09%        --       1.09%
 Met/Dimensional International Small Company
   Portfolio                                          0.81%    0.25%    0.21%    0.00%    1.27%      0.01%      1.26%
 MetLife Mid Cap Stock Index Portfolio                0.25%    0.30%    0.05%    0.02%    0.62%      0.00%      0.62%
 MetLife Stock Index Portfolio                        0.25%    0.25%    0.02%    0.00%    0.52%      0.01%      0.51%
 MSCI EAFE(R) Index Portfolio                         0.30%    0.30%    0.11%    0.01%    0.72%      0.00%      0.72%
 Russell 2000(R) Index Portfolio                      0.25%    0.30%    0.06%    0.08%    0.69%      0.00%      0.69%
 Van Eck Global Natural Resources Portfolio           0.78%    0.25%    0.04%    0.02%    1.09%        --       1.09%
 Western Asset Management U.S. Government
   Portfolio                                          0.47%    0.25%    0.02%    0.00%    0.74%      0.01%      0.73%

MET INVESTORS SERIES TRUST -- METLIFE ASSET
  ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio                 0.06%    0.25%    0.01%    0.58%    0.90%        --       0.90%
 MetLife Moderate Strategy Portfolio                  0.06%    0.25%    0.00%    0.62%    0.93%        --       0.93%
 MetLife Balanced Strategy Portfolio                  0.05%    0.25%    0.01%    0.67%    0.98%        --       0.98%
 MetLife Growth Strategy Portfolio                    0.06%    0.25%    0.00%    0.76%    1.07%        --       1.07%
 MetLife Aggressive Strategy Portfolio                0.09%    0.25%    0.01%    0.75%    1.10%      0.00%      1.10%

MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R)
  ASSET ALLOCATION PORTFOLIOS
 American Funds(R) Moderate Allocation Portfolio      0.06%    0.55%    0.01%    0.36%    0.98%        --       0.98%
 American Funds(R) Balanced Allocation Portfolio      0.06%    0.55%    0.01%    0.37%    0.99%        --       0.99%
 American Funds(R) Growth Allocation Portfolio        0.07%    0.55%    0.01%    0.39%    1.02%        --       1.02%

MET INVESTORS SERIES TRUST -- FRANKLIN TEMPLETON
  ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding Strategy
   Portfolio                                          0.05%    0.25%    0.01%    0.83%    1.14%      0.01%      1.13%

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS
 SSgA Growth and Income ETF Portfolio                 0.31%    0.25%    0.01%    0.21%    0.78%        --       0.78%
 SSgA Growth ETF Portfolio                            0.32%    0.25%    0.03%    0.24%    0.84%        --       0.84%
-----------------------------------------------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended
December 31, 2011.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO

SUBADVISER: AllianceBernstein L.P.

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

AMERICAN FUNDS(R) BOND PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Bond Portfolio seeks to maximize current income and preserve capital.

AMERICAN FUNDS(R) GROWTH PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) Growth Portfolio seeks to achieve growth of capital.

AMERICAN FUNDS(R) INTERNATIONAL PORTFOLIO (CLASS C)

ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company

INVESTMENT OBJECTIVE: The American Funds(R) International Portfolio seeks to achieve growth of capital.

AQR GLOBAL RISK BALANCED PORTFOLIO

SUBADVISER: AQR Capital Management, LLC

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

SUBADVISER: J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/EATON VANCE FLOATING RATE PORTFOLIO

SUBADVISER: Eaton Vance Management

INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.

MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.

METLIFE BALANCED PLUS PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO

SUBADVISER: Schroder Investment Management North America Inc.

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investments, L.P. (formerly Turner Investment Partners, Inc.)

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MSCI EAFE(R) INDEX PORTFOLIO (CLASS G) (formerly Morgan Stanley EAFE(R) Index Portfolio )

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MSCI EAFE(R) Index Portfolio seeks to track the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The Russell 2000(R) Index Portfolio seeks to track the performance of the Russell 2000(R) Index.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*

SUBADVISER: Van Eck Associates Corporation

INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- AMERICAN FUNDS(R) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:

AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds (R) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds (R) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The American Funds (R) Growth Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.

MET INVESTORS SERIES TRUST -- SSGA ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.